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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



Form 13F



FORM 13F COVER PAGE






Report for the Calendar Year or Quarter Ended: _09/30/2010______________________________

Check here if Amendment [ ]; Amendment Number:

 This Amendment (Check only one.): [ ] is a restatement.




[ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name: Fiera Sceptre Inc.

Address: 1501 McGill College, Suite 800

Montreal, Quebec, H3A 3M8, Canada

_________________________________________



Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.






   Person Signing this Report on Behalf of Reporting Manager:

   Name: Liwa Belkziz__________________________________________

   Title: Director, Compliance__________________________________________

    Phone: 514-954-3778__________________________________________

   Signature, Place, and Date of Signing:

___/Liwa Belkziz/_____________________    __Montreal, Quebec_____________________ __2010/11/15___

[Signature]                                                  [City, State]           [Date]

Report Type (Check only one.):




[* ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]






Form 13F File Number   Name

28-__________________

[Repeat as necessary.]




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FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers: ______0_______________



Form 13F Information Table Entry Total: _116_____________



Form 13F Information Table Value Total: ___688647__________________



(thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.



[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.



Form 13F File Number



Name



28-________________________



[Repeat as necessary.]



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                                                                                  VOTING AUTHORITHY

                         FAIR      ITEM 5                    INVESTMENT                (SHARES)

                         MARKET    SH/PRN        SH/PRN PUT/ DISCRETION

ISSUER   CLASS    SECID  VALUE     AMOUNT               CALL TYPE MGRS  (A) SOLE      (B) SHARED (C) NONE

                         (000s)

AIR PROD COMM  9158106       2368        28,600  SH          SOLE             28,600               0      0

ALLERGAN COMM  18490102      2315        34,800  SH          SOLE             34,800               0      0

ANADARKO COMM  32511107      2294        40,200  SH          SOLE             40,200               0      0

APACHE C COMM  37411105      13704      140,175  SH          SOLE            140,175               0      0

APPLE IN COMM  37833100      3178        11,200  SH          SOLE             11,200               0      0

AT&T INC COMM  00206R102       42         1,470  SH          SOLE              1,470               0      0

BANK OF  COMM  60505104      2240       170,925  SH          SOLE            170,925               0      0

BANK OF  COMM  64058100      5582       213,600  SH          SOLE            213,600               0      0

BE AEROS COMM  73302101      3370       111,200  SH          SOLE            111,200               0      0

CELGENE  COMM  151020104     3560        61,800  SH          SOLE             61,800               0      0

CERNER C COMM  156782104     2956        35,200  SH          SOLE             35,200               0      0

CHINA MO ADR(  16941M109      455         8,900  SH          SOLE              8,900               0      0

CHIPOTLE COMM  169656105     2552        14,840  SH          SOLE             14,840               0      0

CISCO SY COMM  17275R102     9277       426,750  SH          SOLE            426,750               0      0

CITIGROU COMM  172967101       1             350 SH          SOLE                 350              0      0

CLIFFS N COMM  18683K101     6181        96,700  SH          SOLE             96,700               0      0

CME GROU CLAS  12572Q105     2448         9,400  SH          SOLE              9,400               0      0

COACH IN COMM  189754104     9887       230,150  SH          SOLE            230,150               0      0

CODED CO COMM  191908102       0          1,000  SH          SOLE              1,000               0      0

COLGATE  COMM  194162103     10983      142,900  SH          SOLE            142,900               0      0

COVIDIEN SHAR  G2554F105     2058        51,200  SH          SOLE             51,200               0      0

CSX CORP COMM  126408103     4858        87,800  SH          SOLE             87,800               0      0

CVS CARE COMM  126650100     7808       248,110  SH          SOLE            248,110               0      0

DANAHER  COMM  235851102     7156       176,225  SH          SOLE            176,225               0      0

DEVON EN COMM  25179M103     8720       134,700  SH          SOLE            134,700               0      0

DOLLAR T COMM  256746108     6958       142,700  SH          SOLE            142,700               0      0

EATON CO COMM  278058102     3646        44,200  SH          SOLE             44,200               0      0

ECOLAB I COMM  278865100     4071        80,215  SH          SOLE             80,215               0      0

EVOLVED  COMM  30049Y105      129     2,746,752  SH          SOLE          2,746,752               0      0

EXXON MO COMM  30231G102     2040        33,000  SH          SOLE             33,000               0      0

FRANKLIN COMM  354613101     14864      139,050  SH          SOLE            139,050               0      0

FREEPORT COMM  35671D857     8881       104,000  SH          SOLE            104,000               0      0

FRONTIER COMM  35906A108     7998       979,000  SH          SOLE            979,000               0      0

GANNETT  COMM  364730101     8403       687,076  SH          SOLE            687,076               0      0

GENERAL  COMM  369550108       16            252 SH          SOLE                 252              0      0

GENERAL  COMM  369604103     3000       184,650  SH          SOLE            184,650               0      0




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GERDAU S ADS  373737105  966   71,000 SH      SOLE  71,000 0 0

GOOGLE I CLAS 38259P508 4102    7,800 SH      SOLE   7,800 0 0

GRACO IN COMM 384109104 9565  301,450 SH      SOLE 301,450 0 0

HESS COR COMM 42809H107 1112   18,800 SH      SOLE  18,800 0 0

HEWLETT  COMM 428236103  201    4,775 SH      SOLE   4,775 0 0

HONEYWEL COMM 438516106 3876   88,200 SH      SOLE  88,200 0 0

IAMGOLD  COMM 450913108 5809  328,000 SH      SOLE 328,000 0 0

IHS INC  CLAS 451734107 3856   56,700 SH      SOLE  56,700 0 0

INGERSOL CLAS G47791101   49    1,375 SH      SOLE   1,375 0 0

INTEL CO COMM 458140100   87    4,510 SH      SOLE   4,510 0 0

INTL BUS COMM 459200101  536    4,000 SH      SOLE   4,000 0 0

ISHARES  RUSS 464287655 2904   43,025 SH      SOLE  43,025 0 0

ISHARES  S&P  464287200 43038 375,910 SH      SOLE 375,910 0 0

JABIL CI COMM 466313103 9367  650,000 SH      SOLE 650,000 0 0

JDS UNIP COMM 46612J507 9133  737,100 SH      SOLE 737,100 0 0

JOHNSON  COMM 478160104 16111 260,025 SH      SOLE 260,025 0 0

JPMORGAN COMM 46625H100 6507  173,178 SH      SOLE 173,178 0 0

KINROSS  COMM 496902404 7253  386,000 SH      SOLE 386,000 0 0

KRAFT FO CLAS 50075N104 2994   97,000 SH      SOLE  97,000 0 0

LOCKHEED COMM 539830109   16      228 SH      SOLE     228 0 0

LOWES CO COMM 548661107 11039 507,775 SH      SOLE 507,775 0 0

MAGNA IN COMM 559222401 11845 144,000 SH      SOLE 144,000 0 0

MARATHON COMM 565849106  574   17,600 SH      SOLE  17,600 0 0

MARTIN M COMM 573284106   13      170 SH      SOLE     170 0 0

MASTERCA COMM 57636Q104 16436  73,375 SH      SOLE  73,375 0 0

MCCORMIC COMM 579780206 9358  222,600 SH      SOLE 222,600 0 0

MEDCO HE COMM 58405U102 4102   78,800 SH      SOLE  78,800 0 0

MERCK &  COMM 58933Y105   21      570 SH      SOLE     570 0 0

MICROSOF COMM 594918104 6452  265,985 SH      SOLE 265,985 0 0

MIDDLEBY COMM 596278101 12863 202,925 SH      SOLE 202,925 0 0

MINI S&P PUT  OESP1050Z  493   22,500 SH  PUT SOLE  22,500 0 0

MONSANTO COMM 61166W101 1092   22,800 SH      SOLE  22,800 0 0

MOODYS C COMM 615369105 18674 747,525 SH      SOLE 747,525 0 0

MOSAIC C COMM 61945A107  253    4,300 SH      SOLE   4,300 0 0

NABORS I COMM G6359F103   15      850 SH      SOLE     850 0 0

NIKE INC CLAS 654106103 10304 128,575 SH      SOLE 128,575 0 0

OCCIDENT COMM 674599105 15419 196,925 SH      SOLE 196,925 0 0

OIL SVC  DEPO 678002106 1132   10,000 SH      SOLE  10,000 0 0

ORACLE C COMM 68389X105 19859 743,830 SH      SOLE 743,830 0 0

PEPSICO  COMM 713448108 15969 240,350 SH      SOLE 240,350 0 0

PHILIP M COMM 718172109 1614   28,800 SH      SOLE  28,800 0 0

PRAXAIR  COMM 74005P104 5371   59,500 SH      SOLE  59,500 0 0




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PROCTER  COMM 742718109    24         400 SH      SOLE        400 0 0

PRUDENTI COMM 744320102  2805     51,765  SH      SOLE    51,765  0 0

QUALITY  COMM 747582104  11468   172,950  SH      SOLE   172,950  0 0

REPUBLIC COMM 760759100    6          200 SH      SOLE        200 0 0

RESEARCH COMM 760975102  8414    172,800  SH      SOLE   172,800  0 0

ROVI COR COMM 779376102  8807    174,700  SH      SOLE   174,700  0 0

SAFEWAY  COMM 786514208  3072    145,200  SH      SOLE   145,200  0 0

SCHLUMBE COMM 806857108  9025    146,475  SH      SOLE   146,475  0 0

SECTOR S SBI  81369Y886  1647     52,500  SH      SOLE    52,500  0 0

SMART TE CL A 83172R108  7515    554,600  SH      SOLE   554,600  0 0

SOLERA H COMM 83421A104  9743    220,625  SH      SOLE   220,625  0 0

SPDR S&P UNIT 78462F103  18205   163,638  SH      SOLE   163,638  0 0

SPORTSPR COMM 84919R104    0       1,500  SH      SOLE     1,500  0 0

SPRINT N SER  852061100  8972  1,937,700  SH      SOLE 1,937,700  0 0

STAPLES  COMM 855030102  7549    360,850  SH      SOLE   360,850  0 0

STATE ST COMM 857477103  2730     73,560  SH      SOLE    73,560  0 0

SYSCO CO COMM 871829107  10879   381,450  SH      SOLE   381,450  0 0

TCF FINA COMM 872275102  5909    364,975  SH      SOLE   364,975  0 0

TEVA PHA ADR  881624209  2392     45,340  SH      SOLE    45,340  0 0

THERMO F COMM 883556102  2013     42,050  SH      SOLE    42,050  0 0

TIME WAR COMM 88732J207  3842     71,176  SH      SOLE    71,176  0 0

TIME WAR COM  887317303  4682    152,732  SH      SOLE   152,732  0 0

TJX COMP COMM 872540109  18161   406,925  SH      SOLE   406,925  0 0

TRACTOR  COMM 892356106  4180    105,400  SH      SOLE   105,400  0 0

TRAVELER COMM 8.94E+113  1777     34,100  SH      SOLE    34,100  0 0

TRAVELER COMM 8.942E+113 1777     34,100  SH      SOLE    34,100  0 0

UNITED T COMM 913017109  12368   173,625  SH      SOLE   173,625  0 0

UNITEDHE COMM 91324P102  9047    257,655  SH      SOLE   257,655  0 0

US BANCO COMM 902973304  12697   587,275  SH      SOLE   587,275  0 0

US BND F PUT  OUSP0128Z    41     50,000  SH  PUT SOLE    50,000  0 0

VALERO E COMM 91913Y100    4          200 SH      SOLE        200 0 0

VARIAN M COMM 92220P105  16569   273,875  SH      SOLE   273,875  0 0

VERIZON  COMM 92343V104  3318    101,800  SH      SOLE   101,800  0 0

VODAFONE ADR( 92857W209  1424     57,387  SH      SOLE    57,387  0 0

WAL MART COMM 931142103    50         925 SH      SOLE        925 0 0

WALT DIS COMM 254687106    26         800 SH      SOLE        800 0 0

WHITING  COMM 966387102  8099     84,800  SH      SOLE    84,800  0 0

WORLD HE COMM 980905400    1          286 SH      SOLE        286 0 0

YUM BRAN COMM 988498101  5030    109,200  SH      SOLE   109,200  0 0
